SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2019	Apr. 30, 2019	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Sep. 14, 2021	May 19, 2020	May 18, 2020	Nov. 02, 2018
Product Information [Line Items]
FDIC limits per institutions	$ 50,000				$ 50,000		$ 250,000
Revenue					3,931,411	$ 2,072,511	3,055,776	$ 1,702,271
Cost of revenues					440,536	297,905	398,606	300,837
Bad debt expense	0	$ 0			0	0	340	10,635
Research and Development Expense	233,100	$ 30,000			1,129,300	$ 135,800	$ 233,526	54,863
Corporate tax rate							21.00%
ROU asset	$ 282,491		$ 22,813		$ 282,491		$ 105,355	$ 22,813				$ 55,777
Operating lease obligation							$ 105,355					$ 55,777
Common stock, shares authorized	2,500,000,000		1,500,000,000		2,500,000,000		1,500,000,000	1,500,000,000		1,500,000,000	1,500,000,000
Common stock, shares issued	1,116,136,005		502,936,805		1,116,136,005		939,942,783	502,936,805
Common stock, shares outstanding	1,116,136,005		502,936,805		1,116,136,005		939,942,783	502,936,805
Subsequent Event [Member]
Product Information [Line Items]
Common stock, shares authorized									2,500,000,000
Common stock, shares issued									1,121,161,005
Common stock, shares outstanding									1,121,161,005
Common Shares Issuable Upon Exercise of Warrants [Member]
Product Information [Line Items]
Antidilutive securities excluded from computation of earnings per share	9,500,000	9,500,000			9,500,000	9,500,000	9,500,000	4,529,371
Minimum [Member]
Product Information [Line Items]
Property and equipment estimated useful lives					3 years		3 years
Maximum [Member]
Product Information [Line Items]
Property and equipment estimated useful lives					15 years		15 years
First Supplier [Member]
Product Information [Line Items]
Concentration credit risk percentage			56.00%	31.00%			85.60%
Cost of revenues			$ 61,000	$ 29,000			$ 179,000
Second Supplier [Member]
Product Information [Line Items]
Concentration credit risk percentage			44.00%	69.00%			14.40%
Cost of revenues			$ 47,500	$ 65,000			$ 30,000
Revenue Benchmark [Member] | One Customer [Member]
Product Information [Line Items]
Revenue								$ 206,400
Concentration credit risk percentage								12.20%